Share-based Payments - Summary of Share-based Payment (Detail) - Treasury shares transferred to employees [member] $ in Thousands		12 Months Ended
	Nov. 11, 2025 $ / shares	Dec. 31, 2025 TWD ($)
Disclosure of share based payments other than equity instrument [line items]
Type of arrangement	Treasury shares transferred to employees	Treasury shares transferred to employees
Grant date	2025/11/11
Exercise price on grant date	$ 28.22
Share price on grant date	36.4
Number of shares | $		4,565
Fair value per unit	$ 8.18
Vesting condition		Vested immediately